SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Common shares issued for cash, exercise of stock options, shares	20,000	1,079,000
Common shares issued for cash, exercise of stock options, amount	$ 24,836	$ 948,690	$ 733,412
Common shares issued units		7,124,430
Common shares issued per unit		$ 1.57
Common shares issued upon the vesting of restricted share units	257,152
Proceeds from issuance of common stock		$ 11,185,355
Exercise price of warrants		$ 2.00
Warrant expiry date		Nov. 28, 2019
Bought-deal financing, amount		$ 50,000,000
Warrants issued during the period		$ 1,637,887
Cash commission, percent		7.00%
Groos proceeds on cash commission		$ 782,875
Legal and regulatory costs		$ 335,134
Weighted average remaining contractual life of stock options outstanding	3 years 3 months 26 days	3 years 2 months 16 days	2 years 4 months 17 days
Share-based payments	$ 1,177,156	$ 875,399	$ 31,926
Capitalized to exploration and evaluation assets	43,337,870	30,791,736	29,896,658	$ 29,896,658
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Capitalized to exploration and evaluation assets	$ 127,222	$ 95,684
Stock option grant percent	10.00%
Stock option plan, description	The stock option plan provides for the granting of stock options to directors, officers, and employees (up to a limit of 5% per individual), and to persons providing investor relations or consulting services (up to a limit of 2% per individual), the limits being based on the Company’s total number of issued and outstanding shares per year.
Weighted average fair value at grant date	$ 1.14	$ 1.60	$ 0.65
Market offering under prospectus supplements [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Common shares issued	10,000		1,001,196
Average price	$ 1.67		$ 1.21
Common shares issued for cash, exercise of stock options, shares			922,000
Common shares issued for cash, exercise of stock options, amount			$ 733,412
Common shares issued units		6,119,562
Common shares issued per unit		$ 1.85
Proceeds from issuance of common stock	$ 16,737	$ 11,315,633	1,213,120
Market offering under prospectus supplements, amount		$ 15,000,000	$ 6,000,000
Cash commission, percent		3.00%	3.00%
Groos proceeds on cash commission	605	$ 339,074	$ 36,394
Legal and regulatory costs		$ 63,687	45,959
Public offering issued under a separate prospectus supplements [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Common shares issued units		800,000
Common shares issued per unit		$ 1.00
Proceeds from issuance of common stock		$ 800,000
Exercise price of warrants		$ 1.00
Public offering issued under separate prospectus supplements, amount		$ 800,000
Warrants issued during the period		$ 40,000
Cash commission, percent		7.00%
Groos proceeds on cash commission		$ 56,000
Legal and regulatory costs		22,509
Restricted Share Units [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Share-based payments	841,207	343,304
Capitalized to exploration and evaluation assets	$ 116,984	$ 34,641
Restricted share units outstanding	592,172	787,500
Restricted share granted	80,500	790,000
Weighted average fair value at grant date	$ 1.98	$ 2.95
Restricted stock unit issuance	60	83,060